OPERATING LEASES (Additional Information) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) carrier vessel tanker	Dec. 31, 2020 USD ($) vessel
Leases [Abstract]
Number of vessels upgraded	16
Number of container vessels being upgraded	7	5
Number of capesize bulk carriers being upgraded | carrier	7
Number of suezmax tankers being upgraded | tanker	2
Number of container vessels accounted for under finance leases	3
Number of assets under direct financing leases | carrier	2
Income from cost savings agreement | $	$ 10.6	$ 3.9